BALANCES IN FOREIGN CURRENCY AND FOREIGN CURRENCY EXCHANGE RATE IMPACT IN PROFIT OR LOSS. (Details 4 Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure Of EffectOf ChangesIn Foreign Exchange Rates Explanatory [Abstract]
Deferred Tax On Investment Held For Sale	$ 135,171